Investment Strategy - Roundhill MSTR WeeklyPayTM ETF	Jul. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in: (i) listed call options, including FLexible EXchange® Options (“FLEX Options”), that utilize MSTR as the reference asset; (ii) total return swap agreements that utilize MSTR as the reference asset; and (iii) shares of MSTR that, in the aggregate, return approximately 1.2 times (120%) the calendar week total return of common shares of MSTR while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in listed call options (including FLEX Options), total return swap agreements that utilize MSTR as the reference asset, and in shares of MSTR. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of MSTR. If the Fund encounters limitations in implementing its secondary investment objective, whether due to market conditions, derivative availability, counterparty issues, seeking to maintain its status as a regulated investment company or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 1.2 times (120%) the weekly performance of MSTR, and may achieve substantially returns during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraweek and at the close of trading on each calendar week, potentially resulting in significantly lower returns. Nevertheless, it is unlikely that the Fund’s failure to achieve its secondary investment objective would impact its ability to achieve its primary investment objective.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of MSTR is that if MSTR experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by MSTR. Conversely, if MSTR experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by MSTR.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of MSTR over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of MSTR shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of MSTR shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of MSTR shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of MSTR shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of MSTR shares and the implied volatility of MSTR shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of the Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of MSTR shares. Accordingly, the Fund will not take defensive positions.

In addition to the Fund’s listed call options (including FLEX Options), total return swap agreements and common stock of MSTR, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs and money market funds that will be used to collateralize such agreements. The Fund may also utilize reverse repurchase agreements in helping to manage the Fund’s investment exposure.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSTR is assigned). As of July 1, 2025, MSTR is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in MSTR.

2.	The Fund’s strategy is subject to all potential losses if MSTR shares decrease in value and may lose all of its value if shares of MSTR decrease by 83.33 percent over the course of any calendar week.

Additional Information About MSTR

MSTR develops enterprise analytics software solutions. It is also an operating company committed to the continued development of the Bitcoin network through its activities in the financial markets, advocacy and technology innovation. A primary source of the MSTR’s value is the amount of bitcoin it holds. As of June 11, 2025, it has been reported that MSTR held approximately 582,000 bitcoin, valued at around $63.48 billion. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSTR pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42509 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MSTR from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MSTR could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of MSTR.

Additional Information About the FLEX Options

In implementing its investment strategy, the Fund may invest in FLEX Options that utilize MSTR as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund may be “European” style or “American” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.